EQUITY-ACCOUNTED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY-ACCOUNTED INVESTEES
Summary of investments classified as joint ventures

		% of ownership interest		Carrying amount (in € thousand)
Name of the entity	Country of incorporation	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Advanced Energy Storage Systems Investment Company (AES)	Kingdom of Saudi Arabia	51%	51%	—	—

SCHMID AVACO Korea Co. Ltd. (SAK)	South Korea	50%	50%	—	—
Total equity-accounted investments				—	—

Summary of financial information on the joint venture which is material to the entity

in € thousand	12/31/2023	12/31/2022
% ownership interest	51.3%	51.3%
Current Assets
Cash and cash equivalents	16	1,144
Other current assets	22	342
Total current assets	38	1,486

Non-current assets	3,871	6,134

Current liabilities
Current financial liabilities	2,935	2,015
Other current liabilities	216	4,214
Total current liabilities	3,151	6,229

Non-current liabilities
Non-current financial liabilities	—	9,177
Other non-current liabilities	3,894	957
Total non-current liabilities	3,894	10,134

Net assets (100%)	(3,136)	(8,742)
Book value	—	—

in € thousand	2023	2022
% ownership interest	51.3%	51.3%
Revenue	—	—
Interest income	—	—
Administration expense	(221)	—
R&D and Other expense	(351)	—
Depreciation and amortization	(561)	(1,106)
Interest expense	—	(292)
Tax income	61	236
Loss from continuing operations	(1,025)	(3,750)
Other comprehensive income	—	181
Total comprehensive loss	(1,025)	(3,932)
Dividends received	—	—